[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 30, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                                         Nuveen Investment Trust II

                                 (Registration Nos. 333-33607 and 811-08333)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust II (the “Registrant”), we are transmitting Post-Effective Amendment No. 133 and Amendment No. 134 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Symphony Low Volatility Equity Fund, a series of the Registrant. This Amendment is being filed pursuant to
Rule 485(a) under the Securities Act and it is proposed that this Amendment will become effective 60 days after the filing of the Amendment. The purpose of this Amendment is to add a new share class, Class T shares, and to update financial information.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures